Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 188,958	$ 63,285
Short-term investments	26,902	4,274
Accounts receivable (note 5)	44,189	50,922
Inventories (note 6)	44,946	37,026
Prepaid expenses	6,641	6,462
Current portion of deferred income tax assets (note 20(b))	7,183	5,654
Other current assets (note 8)		2,034
Total current assets	318,819	169,657
Long-term investments (note 7)	19,118	26,307
Other assets (note 8)	1,852	1,994
Property, plant and equipment (note 9)	58,194	35,408
Intangible assets (note 10)	35,215	36,582
Goodwill (note 11)	56,879	55,814
Total assets	490,077	325,762
Current liabilities:
Accounts payable and accrued liabilities (note 12)	48,509	49,251
Deferred revenue	1,254	478
Current portion of deferred income tax liabilities (note 20(b))	65
Loan payable (note 21)		19,409
Current portion of long-term debt (note 13)	28,566	20,568
Current portion of warranty liability (note 14)	2,072	1,187
Total current liabilities	80,466	90,893
Warranty liability (note 14)	4,308	3,214
Long-term debt (note 13)	52,156	65,577
Deferred revenue	5,215	2,876
Deferred income tax liabilities (note 20(b))	9,245	8,152
Other long-term liabilities (note 15)	2,606	2,460
Total liabilities	153,996	173,172
Share capital (note 17):
Authorized: Unlimited common shares, no par value: Unlimited preferred shares in series, no par value Issued: 55,294,091 (2011 - 48,455,601) common shares	733,385	459,866
Other equity instruments	9,228	6,112
Additional paid in capital	6,384	4,499
Accumulated deficit	(429,932)	(331,158)
Accumulated other comprehensive income	17,016	13,271
Total shareholders' equity	336,081	152,590
Commitments and contingencies (notes 16 and 23)
Total liabilities and shareholders' equity	$ 490,077	$ 325,762